INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of inventories

	At December 31,	At December 31,
	2020	2021
	$	$
Raw materials	90,308	155,433
Work-in-process	69,132	117,509
Finished goods	536,541	919,432
	695,981	1,192,374